Cover	Nov. 16, 2023
Cover [Abstract]
Document Period End Date	Nov. 16, 2023
Document Type	8-K
Entity Registrant Name	AMERICAN ELECTRIC POWER COMPANY, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-3525
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Entity Central Index Key	0000004904
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock | NASDAQ - ALL MARKETS
Cover [Abstract]
Title of 12(b) Security	Common Stock, $6.50 par value
Security Exchange Name	NASDAQ
Trading Symbol	AEP
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NASDAQ